IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets and a noncurrent liability, which are subject to amortization
Identifiable intangible assets and the noncurrent liability, which are subject to amortization, were as follows:

	December 31, 2013
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(6,315)	$17,880
Contract intangibles	12.5	426,464	(43,158)	383,306
Rights-of-way	24.3	108,706	(7,715)	100,991
Total amortizable intangible assets		$559,365	$(57,188)	$502,177

Unfavorable gas gathering contract	10.0	$10,962	$(4,588)	$6,374

	December 31, 2012
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(4,237)	$19,958
Contract intangibles	12.4	244,100	(14,504)	229,596
Rights-of-way	23.5	91,046	(3,152)	87,894
Total amortizable intangible assets		$359,341	$(21,893)	$337,448

Unfavorable gas gathering contract	10.0	$10,962	$(3,542)	$7,420

Schedule of recognized amortization expense within the statements of operations
We recognized amortization expense as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Amortization expense – favorable gas gathering contracts	$2,078	$1,715	$1,718
Amortization expense – contract intangibles	28,654	12,642	1,862
Amortization expense – rights-of-way	4,563	1,610	908
Amortization expense – unfavorable gas gathering contract	(1,046)	(1,524)	(1,410)

Schedule of estimated aggregate amortization of intangible assets and the noncurrent liability for each of the five succeeding fiscal years
The estimated aggregate annual amortization of intangible assets and noncurrent liability expected to be recognized as of December 31, 2013 for each of the five succeeding fiscal years follows.

	Assets	Liabilities
	(In thousands)
2014	$40,503	$1,549
2015	43,522	1,650
2016	43,777	1,571
2017	42,513	1,604
2018	42,058	—

Schedule of Goodwill
A rollforward of the consolidated balance of goodwill follows (in thousands).

Goodwill, December 31, 2012 and 2011	$45,478
Goodwill recognized in connection with the Bison Drop Down	54,199
Goodwill preliminarily recognized in connection with the Mountaineer Acquisition	18,089
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other	(1,878)
Goodwill, December 31, 2013	$115,888